Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	£ 0	£ 0	£ 0